Commonwealth Annuity and Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.9171909
Southborough, MA 01772
508-460-2400 — phone
508-460-2401 — fax

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

ANNUAL REPORT - 12/31/2006

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

March 15, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Fulcrum Separate Account
1940 Act Registration Number: 811-7799
1933 Act Registration Numbers: 333-11377
CIK: 00001020506
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	March 2, 2007
AIM Variable Insurance Funds	896435	February 23, 2007
Delaware VIP Trust	814230	March 9, 2007
Gabelli Capital Series Funds Inc.	901246	March 6, 2007
Lazard Retirement Series Inc.	1033669	March 7, 2007
MFS Variable Insurance Trust	918571	February 28, 2007
Oppenheimer Variable Account Funds	752737	March 1, 2007
Old Mutual Insurance Series Fund	1029526	February 22, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel

and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772